Filed under Rule 497(e) Registration No. 033-52742

SUNAMERICA SERIES TRUST

American Funds® Growth SAST Portfolio

American Funds® Asset Allocation SAST Portfolio

(each a “Portfolio,” collectively the “Portfolios”)

Supplement dated April 14, 2016, to the Portfolios’ Prospectus dated May 1, 2015, as supplemented and amended to date

The following changes are effective immediately:

The table in the section entitled “Portfolio Summary: American Funds® Growth SAST Portfolio – Investment Adviser” under the heading Portfolio Managers is deleted in its entirety and replaced with the following:

Name	Portfolio Managers of the Master Growth Fund Since	Title
Gregory D. Johnson	2007	Partner – Capital World Investors
Michael T. Kerr	2005	Partner – Capital World Investors
Ronald B. Morrow	2003	Partner – Capital World Investors
Andraz Razen	2013	Vice President – Capital World Investors
Martin Romo	2015	Partner – Capital World Investors
Alan J. Wilson	2015	Partner – Capital World Investors

The table in the section entitled “Portfolio Summary: American Funds® Asset Allocation SAST Portfolio – Investment Adviser” under the heading Portfolio Managers is deleted in its entirety and replaced with the following:

Name	Portfolio Managers of the Master Asset Allocation Fund Since	Title
Alan N. Berro	2000	Partner – Capital World Investors
J. David Carpenter	2013	Partner – Capital World Investors
David A. Daigle	2013	Partner – Capital Fixed Income Investors
Jeffrey T. Lager	2007	Partner – Capital World Investors
James R. Mulally	2006	Partner – Capital Fixed Income Investors

In the section entitled “Management – Portfolio Management of the Master Funds,” the disclosure under the heading Master Growth Fund Team Members is deleted in its entirety and replaced with the following:

Gregory D. Johnson is a Partner of Capital World Investors. Mr. Johnson has been employed in the investment management area of Capital Research or its affiliates for the past 22 years. Mr. Johnson has been an equity portfolio manager for the Master Growth Fund for the past 8 years.

Michael T. Kerr is a Partner of Capital World Investors. Mr. Kerr has been employed with Capital Research or its affiliates for 30 years. Mr. Kerr has been an equity portfolio manager for the Master Growth Fund for the past 10 years.

Ronald B. Morrow is a Partner of Capital World Investors. Mr. Morrow has been employed in the investment management area of Capital Research or its affiliates for the past 18 years. Mr. Morrow has been an equity portfolio manager for the Master Growth Fund for the past 12 years.

Andraz Razen is a Vice President of Capital World Investors. Mr. Razen has been employed in the investment management area of Capital Research or its affiliates for 11 years. Mr. Razen has been an equity portfolio manager for the Master Growth Fund for the past 2 years.

Martin Romo is a Partner of Capital World Investors. Mr. Romo has been employed in the investment management area of Capital Research or its affiliates for the past 22 years. Mr. Romo has been an equity portfolio manager for the Master Growth Fund for less than 1 year.

Alan J. Wilson is a Partner of Capital World Investors. Mr. Wilson has been employed in the investment management area of Capital Research or its affiliates or the past 24 years. Mr. Wilson has been an equity portfolio manager for the Master Growth Fund for 1 year.

In the section entitled “Management – Portfolio Management of the Master Funds,” the disclosure under the heading Master Asset Allocation Fund Team Members is deleted in its entirety and replaced with the following:

Alan N. Berro is a Partner of Capital World Investors. Mr. Berro has been employed with Capital Research or its affiliates for 24 years. Mr. Berro has been an equity portfolio manager for the Master Asset Allocation Fund for the past 15 years.

J. David Carpenter is a Partner of Capital World Investors. Mr. Carpenter has been employed with Capital Research or its affiliates for 17 years. Mr. Carpenter has been and equity portfolio manager for the Master Asset Allocation Fund for the past 2 years.

David A. Daigle is a Partner of Capital Fixed Income Investors. Mr. Daigle has been employed with Capital Research or its affiliates for 21 years. Mr. Daigle has been a fixed-income portfolio manager for the Master Asset Allocation Fund for 6 years.

Jeffrey T. Lager is a Partner of Capital World Investors. Mr. Lager has been employed in the investment management area of Capital Research or its affiliates for the past 19 years. Mr. Lager has been an equity portfolio manager for the Master Asset Allocation Fund for the past 8 years.

James R. Mulally is a Partner of Capital Fixed Income Investors, Capital Research. Mr. Mulally has been employed with Capital Research or its affiliates for 35 years. Mr. Mulally has been a fixed income equity portfolio manager for the Master Asset Allocation Fund for 9 years.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Version: SAF Version 1 Class 3